UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	11/30_

Date of reporting period:	08/31/09

Form N-Q is to be used by management investment companies, other than small business investment  companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Appleseed Fund
Schedule of Investments
August 31, 2009
(Unaudited)

Common Stocks - 66.20%	Shares	Value

Consumer Discretionary - 3.98%
Gaiam, Inc. Class A (a)	251,441	$ 1,403,041
OfficeMax, Inc.	31,200	352,872
		1,755,913

Consumer Staples - 13.97%
Avon Products, Inc.	33,800	1,077,206
Coca-Cola Company/The	14,200	692,534
John B. Sanfilippo & Son, Inc. (a)	428,501	4,396,420
		6,166,160

Energy - 5.86%
Noble Corp.	48,500	1,698,955
Unit Corp. (a)	23,700	886,617
		2,585,572

Financials - 4.25%
Annaly Capital Management, Inc. (c)	108,400	1,879,656

Health Care - 22.57%
Female Health Company/The (a)	37,600	257,560
Johnson & Johnson	44,700	2,701,668
PDI, Inc. (a)	351,659	1,849,726
Pfizer, Inc.	252,900	4,223,430
Schering-Plough Corp.	33,000	929,940
		9,962,324

Industrials - 2.93%
ICT Group, Inc. (a)	117,441	1,291,851

Information Technology - 8.62%
Dell, Inc. (a)	22,800	360,924
Nokia Corp (b)	143,300	2,007,633
Powerwave Technologies, Inc. (a)	201,800	250,232
Teradata Corp. (a)	38,200	1,028,726
Zebra Technologies Corp. - Class A (a)	6,300	157,437
		3,804,952

Materials - 4.02%
Sealed Air Corp.	93,909	1,775,819

TOTAL COMMON STOCKS (Cost $24,974,265)		29,222,247

*See accompanying notes which are an integral part of these financial statements

Appleseed Fund
Schedule of Investments - continued
August 31, 2009
(Unaudited)

Commodities - 11.83%	Shares	Value

iShares COMEX Gold Trust (a) (d)	14,200	$ 1,326,990
SPDR Gold Trust (a) (d)	41,700	3,894,780

TOTAL COMMODITIES (Cost $5,100,332)		5,221,770

Money Market Securities - 23.36%

Federated Treasury Obligations Fund - Institutional Shares, 0.05% (e)	10,312,037	10,312,037

TOTAL MONEY MARKET SECURITIES (Cost $10,312,037)		10,312,037

	Principal
	Amount	Value
Mortgage-Backed Securities - 2.03%

FHLMC Pool J07647, 4.50%, 04/01/2023	$500,103	515,680
FNMA Pool 944363, 5.50%, 06/01/2022	358,953	378,370

TOTAL MORTGAGE-BACKED SECURITIES (Cost $900,193)		894,050

TOTAL INVESTMENTS (Cost $41,286,827) - 103.42%		$ 45,650,104

Liabilities in excess of other assets - (3.42)%		(1,509,386)

TOTAL NET ASSETS - 100.00%		$ 44,140,718

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Real Estate Investment Trusts
(d) Exchange-Traded Funds
(e) Variable Rate Security; the money market rate shown represents the rate at August 31, 2009.

Tax Related
Unrealized appreciation		$ 5,340,967
Unrealized depreciation		(977,690)
Net unrealized appreciation		$ 4,363,277

Aggregate cost of securities for income tax purposes		$ 41,286,827

*See accompanying notes which are an integral part of these financial statements

Appleseed Fund

Notes to the Schedule of Investments

August 31, 2009

(Unaudited)

Securities Valuation and Fair Value Measurements - In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards, Fair Value Measurements, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FASB standards established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” which further clarifies the reporting requirements of Fair Valuation. The Fund adopted the position as of August 31, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, and exchanged-traded funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Appleseed Fund

Notes to the Schedule of Investments - continued

August 31, 2009

(Unaudited)

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, collateralized mortgage obligations, certificates of deposit, reverse convertible notes, U.S. government securities and U.S. government agency securities, and foreign bonds denominated in US dollars when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at August 31, 2009 in valuing the Fund’s assets carried at fair value:

*Refer to Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Appleseed Fund

Notes to the Schedule of Investments - continued

August 31, 2009

(Unaudited)

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2009
(Unaudited)

Shares	COMMON STOCKS - 79.69%	Value

	Aerospace/Defense - Equipment - 0.09%
25,100	Aerosonic Corp. (a)	$ 128,010

	Airplane Components - 0.19%
38,000	CPI Aerostructures, Inc. (a)	264,100

	Alternative Energy - 0.13%
72,000	Syntroleum Corp. (a)	188,640

	Banks - 4.47%
26,000	Access National Corp.	160,160
30,000	B of I Holding, Inc. (a)	231,000
11,000	Bar Harbor Bankshares	370,700
6,000	NASB Financial, Inc.	184,680
137,000	Oriental Financial Group, Inc.	1,854,980
22,000	Provident Financial Holdings, Inc.	177,320
27,534	Provident New York Bancorp	253,588
115,000	Wells Fargo & Co.	3,164,800
		6,397,228

	Batteries - 0.23%
80,000	Advanced Battery Technologies, Inc. (a)	322,400

	Chemicals - Agricultural & Industrial - 5.95%
10,000	Agrium, Inc.	477,100
20,000	China Green Agriculture, Inc. (a)	247,800
230,000	Intrepid Potash, Inc. (a)	5,402,700
16,000	Potash Corp. of Saskatchewan, Inc.	1,416,160
31,000	Terra Industries, Inc.	964,410
		8,508,170

	Coal - 3.90%
170,000	James River Coal Co. (a)	2,828,800
310,000	Patriot Coal Corp. (a)	2,746,600
		5,575,400

	Computer Hardware & Software - 0.44%
50,000	LaserCard Corp. (a)	451,500
45,000	Sinohub, Inc. (a)	177,750
		629,250

	Consulting Services - 0.19%
10,000	Ecology and Environment, Inc. - Class A	170,000
27,900	Versar, Inc. (a)	107,136
		277,136

*See accompanying notes which are an integral part of these financial statements

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2009
(Unaudited)

Shares	COMMON STOCKS - 79.69% - continued	Value

	Data Processing - 0.26%
70,000	Innodata Isogen, Inc. (a)	$ 364,000

	Digital Devices - 0.20%
122,000	DRI Corp. (a)	290,360

	Distribution/Wholesale - 0.47%
50,000	Chindex International, Inc. (a)	677,000

	Electric Power & Supplies - 2.53%
110,000	Black Hills Corp.	2,813,800
30,000	NRG Energy, Inc. (a)	805,500
		3,619,300

	Electric Products - 0.17%
20,000	Harbin Electric, Inc. (a)	248,200

	Electronic Components & Measuring Devices - 0.09%
100,000	Emerson Radio Corp. (a)	128,990

	Equipment Leasing - 0.09%
10,000	Willis Lease Finance Corp. (a)	120,900

	Farm Equipment - 0.27%
75,100	Art's-Way Manufacturing Co., Inc.	379,255

	Finance - Auto Loans - 0.51%
24,000	Credit Acceptance Corp. (a)	732,240

	Firearms & Ammunition - 0.50%
30,000	Sturm, Ruger & Company, Inc.	414,300
55,000	Smith & Wesson Holding Corp. (a)	295,900
		710,200

	Fisheries - 0.84%
145,000	HQ Sustainable Maritime Industries, Inc. (a)	1,206,400

	Food & Nutrition Products - 1.20%
40,000	NBTY, Inc. (a)	1,482,400
65,000	SunOpta, Inc. (a)	231,400
		1,713,800

*See accompanying notes which are an integral part of these financial statements

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2009
(Unaudited)

Shares	COMMON STOCKS - 79.69% - continued	Value

	Freight Transportation - 3.01%
21,000	Air T., Inc.	$ 184,380
125,000	Eagle Bulk Shipping, Inc.	628,750
112,000	Excel Maritime Carriers, Ltd.	759,360
57,000	FreeSeas, Inc.	92,340
22,000	Genco Shipping & Trading, Ltd.	426,140
43,000	GulfMark Offshore, Inc. (a)	1,282,260
190,000	Navios Maritime Holdings, Inc.	860,700
50,000	OceanFreight, Inc.	66,500
		4,300,430

	Healthcare - 10.24%
58,000	Alpha Pro Tech, Ltd. (a)	287,100
192,000	Amedisys, Inc. (a)	8,551,680
25,000	Idera Pharmaceuticals, Inc. (a)	189,750
230,000	LHC Group, Inc. (a)	5,623,500
		14,652,030

	Heating & Cooling Services - 0.07%
30,000	KSW, Inc.	96,900

	Insurance - 12.82%
100,000	American Equity Investment Life Holding Co.	807,000
120,000	American International Group, Inc.	5,439,600
400,000	Fidelity National Financial, Inc. - Class A	6,008,000
47,000	Homeowners Choice, Inc. (a)	303,150
275,000	Manulife Financial Corp.	5,626,500
10,000	NYMAGIC, Inc.	159,300
		18,343,550

	Investment Capital - 2.04%
145,000	Knight Capital Group, Inc. - Class A (a)	2,917,400

	Leisure - 0.13%
124,000	Silverleaf Resorts, Inc. (a)	190,960

	Marine Services - 0.42%
20,000	International Shipholding Corp.	599,600

	Metal Mining - 2.57%
320,000	Thompson Creek Metals Co., Inc. (a)	3,680,000

	Mortgage Services - 0.25%
17,000	PHH Corp. (a)	361,420

*See accompanying notes which are an integral part of these financial statements

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2009
(Unaudited)

Shares	COMMON STOCKS - 79.69% - continued	Value

	Non-Ferrous Metals - 4.45%
1,400,000	USEC, Inc. (a)	$ 6,370,000

	Oil & Natural Gas Drilling - 4.18%
88,000	Double Eagle Petroleum Co. (a)	377,520
160,000	Noble Corp.	5,604,800
		5,982,320

	Oil & Natural Gas Producers - 1.32%
85,000	ATP Oil & Gas Corp. (a)	947,750
7,500	Contango Oil & Gas Co. (a)	337,050
150,000	Gran Tierra Energy, Inc. (a)	600,000
		1,884,800

	Oil & Natural Gas Services - 1.67%
420,000	Boots & Coots International Well Control, Inc. (a)	638,400
80,000	Cal Dive International, Inc. (a)	834,400
135,000	Trico Marine Services, Inc. (a)	918,000
		2,390,800

	Oil Field Machinery - 0.29%
100,000	WSP Holdings Ltd. (b)	420,000

	Paper & Related Products - 1.44%
300,000	KapStone Paper and Packaging Corp. (a)	2,061,000

	Pastoral & Agricultural - 0.09%
25,000	AgFeed Industries, Inc. (a)	126,000

	Pharmaceuticals - 7.56%
80,000	China Sky One Medical, Inc. (a)	1,036,800
350,000	Cubist Pharmaceuticals, Inc. (a)	7,238,000
100,000	Emergent Biosolutions, Inc. (a)	1,853,000
45,000	Hi-Tech Pharmacal Co., Inc. (a)	679,950
		10,807,750

	Retail - Jewelry - 0.15%
8,000	Fuqi International, Inc. (a)	207,440

	Rubber & Plastic Products - 0.05%
31,900	CTI Industries Corp. (a)	66,671

	Schools - 0.51%
7,000	ITT Educational Services, Inc. (a)	734,930

	Semiconductors - 0.23%
65,000	Intellon Corp. (a)	326,950

*See accompanying notes which are an integral part of these financial statements

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2009
(Unaudited)

Shares	COMMON STOCKS - 79.69% - continued	Value

	Steel Producers - 0.09%
40,000	Sutor Technology Group, Ltd. (a)	$ 133,600

	Tobacco - 3.07%
40,000	Lorillard, Inc.	2,910,800
40,000	Universal Corp.	1,475,200
		4,386,000

	Wireless Equipment - 0.20%
110,000	RELM Wireless Corp. (a)	291,500

	Workplace Furnishings - 0.12%
12,500	Kewaunee Scientific Corp.	166,375

	TOTAL COMMON STOCKS (Cost $113,147,056)	113,979,405

	INCOME TRUSTS - 0.26%

65,000	Precision Drilling Trust	369,850

	TOTAL INCOME TRUSTS (Cost $359,806)	369,850

	REAL ESTATE INVESTMENT TRUSTS - 1.68%

10,000	Care Investment Trust, Inc.	70,300
25,000	Hatteras Financial Corp.	747,250
200,000	MFA Financial, Inc.	1,584,000

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,991,136)	2,401,550

	MONEY MARKET SECURITIES - 18.32%

26,206,660	Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.09% (c)	26,206,660

	TOTAL MONEY MARKET SECURITIES (Cost $26,206,660)	26,206,660

	TOTAL INVESTMENTS (Cost $141,704,658) - 99.95%	$ 142,957,465

	Other assets less liabilities - 0.05%	78,446

	TOTAL NET ASSETS - 100.00%	$ 143,035,911

(a) Non-income producing securities.
(b) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2009.

Tax Related
Unrealized appreciation		$ 12,004,926
Unrealized depreciation		(10,752,119)
Net unrealized appreciation		$ 1,252,807

Aggregate cost of securities for income tax purposes		$ 141,704,658

*See accompanying notes which are an integral part of these financial statements

Auer Growth Fund
Related Footnotes to the Schedule of Investments
August 31, 2009 – (Unaudited)

Securities Valuation and Fair Value Measurements - In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards, Fair Value Measurements, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FASB standards established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position, “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly”, which further clarifies the reporting requirements of fair valuation. The Fund adopted the position as of August 31, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, and income trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.
Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

August 31, 2009 – (Unaudited)

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, collateralized mortgage obligations, certificates of deposit, reverse convertible notes, U.S. government securities and U.S. government agency securities, and foreign bonds denominated in US dollars when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at August 31, 2009 in valuing the Fund’s assets carried at fair value:

*Refer to Schedule of Investments for industry classifications.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

August 31, 2009 – (Unaudited)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.Withholding  taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Bell Worldwide Trends Fund
Schedule of Investments
August 31, 2009
(Unaudited)

	Shares	Value
Exchange-Traded Funds - 78.21%
iShares MSCI Chile Investable Market Index Fund	380	$ 16,910
iShares MSCI Hong Kong Index Fund	4,400	63,448
iShares MSCI Singapore Index Fund	3,500	35,805
iShares MSCI Turkey Investable Market Index Fund	200	9,682
Market Vectors Gold Miners ETF (a)	2,406	95,061
PowerShares DB G10 Currency Harvest Fund (a)	4,847	108,427
PowerShares Dynamic Software Portfolio (a)	3,750	68,100
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	6,991	143,086
PowerShares FTSE RAFI Europe Portfolio	4,425	157,120
Powershares FTSE RAFI US 1500 Small-Mid Portfolio	2,770	126,755
PowerShares QQQ	2,833	113,405
Rydex S&P 500 Pure Growth ETF	2,950	86,347
SPDR S&P Emerging Asia Pacific ETF	771	49,267
SPDR S&P Emerging Latin America ETF	635	39,694
SPDR S&P International Dividend ETF	3,250	161,850
WisdomTree Emerging Markets SmallCap Dividend Fund	1,450	53,969
WisdomTree Japan SmallCap Dividend Fund	1,354	56,909
WisdomTree Pacific Equity Income Fund	2,250	111,667

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,378,199)		1,497,502

Exchange-Traded Notes - 5.52%
iPath CBOE S&P 500 BuyWrite Index ETN (a)	2,492	105,661

TOTAL EXCHANGE-TRADED NOTES (Cost $118,792)		105,661

Mutual Funds - 15.70%
Berwyn Income Fund	15,698	192,453
FBR Small Cap Financial Fund	6,189	108,188

TOTAL MUTUAL FUNDS (Cost $278,010)		300,641

Money Market Securities - 0.72%
Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.51% (b)	13,777	13,777

TOTAL MONEY MARKET SECURITIES (Cost $13,777)		13,777

TOTAL INVESTMENTS (Cost $1,788,778) - 100.15%		$ 1,917,581

Liabilities in excess of other assets - (0.15)%		(2,841)

TOTAL NET ASSETS - 100.00%		$ 1,914,740

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at August 31, 2009.

Tax Related
Unrealized appreciation	$ 164,516
Unrealized depreciation	(35,713)
Net unrealized appreciation	$ 128,803

Aggregate cost of securities for income tax purposes	$ 1,788,778

*See accompanying notes which are an integral part of these financial statements

Bell Worldwide Trends Fund

Notes to the Schedule of Investments

August 31, 2009

(Unaudited)

Securities Valuation and Fair Value Measurements - In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards, Fair Value Measurements, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FASB standards established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position, “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” which further clarifies the reporting requirements of fair valuation. The Fund adopted the position as of August 31, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds and exchange-traded notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, U.S. government securities and U.S. government agency securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Bell Worldwide Trends Fund

Notes to the Schedule of Investments - continued

August 31, 2009

(Unaudited)

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at August 31, 2009, in valuing the Fund’s investments:

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Leeb Focus Fund
Schedule of Investments
August 31, 2009
(Unaudited)

Common Stocks - 87.43%	Shares	Value

Agriculture Chemicals - 3.53%
Mosaic Co. / The	4,000	$ 193,880
Potash Corporation of Saskatchewan, Inc.	2,400	212,424
		406,304

Beverages - 3.56%
Coca-Cola Co. / The	8,400	409,668

Crude Petroleum & Natural Gas - 2.31%
Petroleo Brasileiro SA - Petrobras (b)	6,700	265,588

Drilling Oil & Gas Wells - 4.63%
Transocean, Ltd. (a)	3,858	292,591
Weatherford International Ltd. (a)	12,000	239,400
		531,991

Electric Services - 5.47%
FPL Group, Inc.	11,200	629,216

Electronic Computer - 4.10%
Apple, Inc. (a)	2,800	470,988

Fire, Marine & Casualty Insurance - 2.14%
Berkshire Hathaway, Inc. - Class B (a)	75	246,450

Gold & Silver Ores - 2.20%
Randgold Resources Ltd. (b)	4,300	252,883

Gold Mining - 2.17%
Newcrest Mining Ltd. (b)	10,000	249,700

Hazardous Waste Management - 1.90%
Stericycle, Inc. (a)	4,400	217,888

Heavy Construction Other Than Building Construction - Contractors - 2.93%
Fluor Corp.	6,375	337,237

Metal Mining - 2.92%
Vale SA (b)	17,500	336,175

Oil, Gas Field Services - 3.62%
Schlumberger, Ltd.	7,400	415,880

Petroleum Refining - 4.55%
Chevron Corp.	4,000	279,760
ConocoPhillips	5,400	243,162
		522,922

Pharmaceutical Preparations - 8.89%
Johnson & Johnson	3,700	223,628
Roche Holding AG (b)	8,400	334,656
Teva Pharmaceutical Industries Ltd. (b)	9,000	463,500
		1,021,784

*See accompanying notes which are an integral part of these financial statements

Leeb Focus Fund
Schedule of Investments - continued
August 31, 2009
(Unaudited)

Common Stocks - 87.43% - continued	Shares	Value

Pumps & Pumping Equipment - 3.18%
ITT Corp.	7,300	$ 365,584

Retail - Catalog & Mail-Order Houses - 2.33%
Amazon.com, Inc. (a)	3,300	267,927

Retail - Drug Stores & Proprietary Stores - 3.00%
CVS Caremark Corp.	9,200	345,184

Retail - Variety Stores - 3.50%
Wal-Mart Stores, Inc.	7,900	401,873

Search, Detection, Navigation, Guidance, & Aeronautical Systems - 2.87%
Raytheon Co.	7,000	330,260

Semiconductors & Related Devices - 3.38%
Intel Corp.	19,100	388,112

Services - Business Services, NEC - 3.40%
Visa, Inc. - Class A	5,500	391,050

Services - Computer Integrated Systems Design - 2.00%
CACI International, Inc. - Class A (a)	5,000	229,800

Services - Prepackaged Software - 4.01%
Microsoft Corp.	18,700	460,955

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.07%
Procter & Gamble Co. / The	4,400	238,084

Surgical & Medical Instruments & Apparatus - 2.77%
Baxter International, Inc.	5,600	318,752

TOTAL COMMON STOCKS (Cost $10,617,802)		10,052,255

Exchange-Traded Funds - 4.71%

SPDR Gold Trust (a)	5,800	541,720

TOTAL EXCHANGE-TRADED FUNDS (Cost $536,789)		541,720

Money Market Securities - 1.38%
Fidelity Institutional Money Market Portfolio - Class I - 0.51% (c)	158,475	158,475

TOTAL MONEY MARKET SECURITIES (Cost $158,475)		158,475

US. Government Securities - 7.19%	Principal
U.S. Treasury Bond Stripped, 4.25%, 05/15/2039	$2,900,000	826,416

TOTAL U.S GOVERNMENT SECURITIES (Cost $768,863)		826,416

TOTAL INVESTMENTS (Cost $12,081,929) - 100.71%		$ 11,578,866

Liabilities in excess of other assets - (0.71)%		(81,315)

TOTAL NET ASSETS - 100.00%		$ 11,497,551

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2009.

Tax Related
Gross unrealized appreciation		$ 691,261
Gross unrealized depreciation		(1,194,324)
Net unrealized depreciation		$ (503,063)

Aggregate cost of securities for income tax purposes		$ 12,081,929

*See accompanying notes which are an integral part of these financial statements

Leeb Focus Fund

Related Notes to the Schedule of Investments

August 31, 2009

(Unaudited)

Securities Valuation and Fair Value Measurements - In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards, Fair Value Measurements, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FASB standards established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” which further clarifies the reporting requirements of Fair Valuation. The Fund adopted the position as of August 31, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, U.S. government securities and U.S. government agency securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.

Leeb Focus Fund

Related Notes to the Schedule of Investments – continued

August 31, 2009

(Unaudited)

A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2009:

*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Leeb Focus Fund

Related Notes to the Schedule of Investments – continued

August 31, 2009

(Unaudited)

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Roosevelt Multi-Cap Fund
Schedule of Investments
August 31, 2009
(Unaudited)

Common Stocks - 94.29%	Shares	Value

Abrasive Asbestos & Miscellaneous Nonmetallic Mineral Products - 1.45%
Owens Corning, Inc. (a)	80,003	$ 1,787,267

Agriculture Chemicals - 1.37%
Potash Corporation of Saskatchewan, Inc.	19,062	1,687,178

Cable & Other Pay Television Services - 1.36%
Liberty Media Corp - Entertainment Class A (a)	60,115	1,676,607

Chemical & Allied Products - 2.60%
Givaudan SA (b)	114,041	1,654,735
Monsanto Co.	18,500	1,551,780
		3,206,515

Commercial Banks - 2.73%
HDFC Bank Ltd (b)	10,449	1,029,331
ICICI Bank Ltd. (b)	76,723	2,341,586
		3,370,917

Communication Services - 0.79%
DIRECTV Group, Inc. / The (a)	39,502	978,070

Computer & Office Equipment - 1.85%
International Business Machines Corp. (IBM)	19,375	2,287,219

Computer Communications Equipment - 2.63%
Cisco Systems, Inc. (a)	150,428	3,249,245

Crude Petroleum & Natural Gas - 3.98%
Petroleo Brasileiro S.A. - Petrobas (b)	91,000	3,021,200
Southwestern Energy Co. (a)	23,978	883,829
Ultra Petroleum Corp. (a)	21,744	1,009,574
		4,914,603

Drawing and Insulating Nonferrous Wire - 1.89%
Corning, Inc.	155,002	2,337,430

Electric Services - 1.16%
FPL Group, Inc.	25,542	1,434,950

Fabricated Plate Work (Boiler Shops) - 1.56%
McDermott International, Inc. (a)	81,088	1,926,651

Games. Toys & Childrens Vehicles (No Dolls & Bicycles) - 1.03%
Hasbro, Inc.	44,767	1,270,935

Gas & Other Services Combined - 0.92%
Sempra Energy	22,718	1,139,762

Grain Mill Products - 0.72%
Ralcorp Holdings, Inc. (a)	14,112	885,246

Hazardous Waste Management - 1.38%
Stericycle, Inc. (a)	34,500	1,708,440

Industrial Instruments for Measurement, Display, and Control - 1.20%
Roper Industries, Inc.	31,300	1,482,994

Industrial Organic Chemicals - 0.49%
International Flavors & Fragrances, Inc.	17,000	605,540

Instruments for Measurement, Testing of Electricity & Electronics Signals - 0.65%
Itron, Inc. (a)	14,670	803,769

*See accompanying notes which are an integral part of these financial statements

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
August 31, 2009
(Unaudited)

Common Stocks - 94.29% - continued	Shares	Value

In Vitro & In Vivo Diagnostic Substances - 1.17%
Human Genome Sciences, Inc. (a)	72,812	$ 1,440,221

Mining & Quarrying of Nonmetallic Minerals - 0.85%
Compass Minerals International, Inc.	19,836	1,054,878

Miscellaneous Food Preparations & Kindred Products - 0.61%
American Italian Pasta Company - Class A (a)	25,000	756,500

Men's & Boy's Furnishings, Work Clothing, and Allied Garments - 0.96%
Polo Ralph Lauren Corp.	17,854	1,185,148

Motors & Generators - 1.38%
Regal-Beloit Corp.	37,504	1,704,932

National Commercial Banks - 3.42%
JPMorgan Chase & Co.	44,333	1,926,712
Wells Fargo & Co.	83,310	2,292,691
		4,219,403

Natural Gas Distribution - 1.48%
National Fuel Gas Company	40,934	1,829,340

Oil & Gas Field Services - 0.15%
Willbros Group, Inc. (a)	14,500	180,525

Pharmaceutical Preparations - 5.97%
Dr. Reddy's Laboratories Ltd. (b)	138,970	2,240,196
Novozymes A/S - B Shares	23,000	1,961,900
Perrigo Co.	50,334	1,485,860
Teva Pharmaceutical Industries Ltd. (b)	32,672	1,682,608
		7,370,564

Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 4.46%
Dow Chemical Co./The	131,474	2,799,081
Eastman Chemical Co.	51,822	2,703,035
		5,502,116

Printed Circuit Boards - 1.84%
Plexus Corp. (a)	90,349	2,274,988

Railroad Equipment - 0.97%
Wabtec Corp.	32,120	1,202,894

Railroads, Line Haul Operating - 1.96%
Canadian Pacific Railway Ltd.	50,664	2,424,779

Retail - Eating Places - 1.09%
McDonald's Corp.	24,010	1,350,322

Retail - Womens Clothing Stores - 1.00%
Chico's FAS, Inc. (a)	96,819	1,232,506

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.88%
NYSE Euronext	38,121	1,080,349

Security Brokers, Dealers & Flotation Companies - 2.76%
Goldman Sachs Group, Inc. / The	10,848	1,794,910
Morgan Stanley	55,512	1,607,627
		3,402,537

Semiconductors & Related Devices - 4.04%
Microchip Technology, Inc.	69,552	1,846,606
NVIDIA Corp. (a)	216,662	3,145,932
		4,992,538

*See accompanying notes which are an integral part of these financial statements

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
August 31, 2009
(Unaudited)

Common Stocks - 94.29% - continued	Shares	Value

Services - Commercial Physical & Biological Research - 1.16%
Senomyx, Inc. (a)	370,000	$ 1,428,200

Services - Computer Integrated Systems Design - 1.37%
Cerner Corp. (a)	27,422	1,692,212

Services - Computer Programming, Data Processing, Etc. - 3.17%
Hlth Corp. (a)	181,568	2,634,552
IHS, Inc. - Class A (a)	26,520	1,283,568
		3,918,120

Services - Computer Programming Services - 4.33%
Cognizant Technology Solutions Corp. - Class A (a)	76,622	2,672,575
Infosys Technologies Ltd. (b)	61,912	2,676,456
		5,349,031

Services - Facilities Support Management Services - 1.25%
Corrections Corporation of America (a)	77,634	1,540,259

Services - Help Supply Services - 2.21%
Monster Worldwide, Inc. (a)	168,072	2,726,128

Services - Management Consulting Services - 1.05%
Hewitt Associates, Inc. (a)	35,896	1,292,974

Services - Miscellaneous Amusement & Recreation - 2.41%
Penn National Gaming, Inc. (a)	74,700	2,181,987
Pinnacle Entertainment, Inc. (a)	85,000	797,300
		2,979,287

Services - Miscellaneous Business Services - 2.19%
Tyco International Ltd.	85,456	2,708,101

Services - Motion Picture & Video Tape Production - 1.57%
Discovery Communications, Inc. Class A (a)	75,004	1,944,104

Services - Prepackaged Software - 1.12%
Microsoft Corp.	56,009	1,380,622

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.25%
Church & Dwight Co., Inc.	27,025	1,543,938

Surgical & Medical Instruments & Apparatus - 1.93%
Baxter International, Inc.	41,836	2,381,305

Tires and Inner Tubes - 3.07%
Goodyear Tire & Rubber Co. / The (a)	230,000	3,792,700

Trucking - 1.46%
Old Dominion Freight Lines, Inc. (a)	50,302	1,799,806

TOTAL COMMON STOCKS (Cost $103,282,993)		116,434,665
*See accompanying notes which are an integral part of these financial statements

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
August 31, 2009
(Unaudited)

Exchange-Traded Funds - 1.85%	Shares	Value

iShares COMEX Gold Trust (a)	12,480	$ 1,166,256
Market Vectors Gold Miners ETF (a)	21,868	864,005
Short Financials ProShares	1,370	63,127
Short MSCI EAFE ProShares	3,040	192,631

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,370,913)		2,286,019

Limited Partnerships - 1.44%

Kinder Morgan Management, LLC. (a)	37,452	1,772,603

TOTAL LIMITED PARTNERSHIPS (Cost $1,483,625)		1,772,603

Money Market Securities - 2.61%
Huntington Money Market Fund - Trust Shares, 0.01% (c)	3,224,078	3,224,078

TOTAL MONEY MARKET SECURITIES (Cost $3,224,078)		3,224,078

TOTAL INVESTMENTS (Cost $110,361,609) - 100.19%		$ 123,717,365

Liabilities in excess of other assets - (0.19)%		(233,122)

TOTAL NET ASSETS - 100.00%		$ 123,484,243

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2009.

Tax Related
Unrealized appreciation		15,363,369
Unrealized depreciation		(2,007,613)
Net unrealized appreciation		$ 13,355,756

Aggregate cost of securities for income tax purposes		$ 110,361,609

*See accompanying notes which are an integral part of these financial statements

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments

August 31, 2009

(Unaudited)

Securities Valuation and Fair Value Measurements - In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards, Fair Value Measurements, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FASB standards established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position, “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly”, which further clarifies the reporting requirements of fair valuation. The Fund adopted the position as of August 31, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange traded funds, and limited partnerships, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments – continued

August 31, 2009

(Unaudited)

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, collateralized mortgage obligations, certificates of deposit, reverse convertible notes, U.S. government securities and U.S. government agency securities, and foreign bonds denominated in US dollars when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at August 31, 2009 in valuing the Fund’s assets carried at fair value:

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments - continued

August 31, 2009

(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments
August 31, 2009
(Unaudited)

Common Stocks - 81.04%	Shares	Value

Beverages - 4.81%
Constellation Brands, Inc. - Class A (a)	15,800	$ 233,682
PepsiCo, Inc.	2,530	143,375
		377,057

Beverages - Non-Alcoholic - 2.20%
Dr. Pepper Snapple Group, Inc. (a)	6,531	172,680

Bottled & Canned Soft Drinks & Carbonated Waters - 3.27%
Cadbury PLC (b)	6,778	256,141

Crude Petroleum & Natural Gas - 1.86%
Talisman Energy, Inc.	9,080	145,825

Drilling Oil & Gas Wells - 1.81%
Patterson-UTI Energy, Inc.	10,710	142,336

Electric & Other Services Combined - 2.73%
Consolidated Edison, Inc.	5,320	213,811

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.75%
General Electric Co.	4,220	58,658

Farm Machinery & Equipment - 1.44%
Lindsay Corp.	2,720	112,907

Food & Kindred Products - 3.54%
ConAgra Foods, Inc.	9,460	194,214
Flowers Foods, Inc.	3,520	83,670
		277,884

Gold & Silver Ores - 4.62%
Coeur d'Alene Mines Corp. (a)	12,891	195,170
Harmony Gold Mining Co., Ltd. (b)	17,820	167,508
		362,678

Grain Mill Products - 2.69%
Kellogg Co.	4,480	210,963

Measuring & Controlling Devices - 3.62%
Rockwell Automation, Inc.	6,780	283,743

Metal Mining - 4.07%
Southern Copper Corp.	11,290	319,055

Miscellaneous Furniture & Fixtures - 3.19%
Kinetic Concepts, Inc. (a)	7,820	249,849

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 5.53%
Intuitive Surgical, Inc. (a)	961	214,024
Zimmer Holdings, Inc. (a)	4,640	219,704
		433,728

Perfumes, Cosmetics & Other Toilet Preparations - 2.10%
Bare Escentuals, Inc. (a)	17,710	164,349

Petroleum Refining - 2.44%
Tesoro Corp.	13,600	191,488

*See accompanying notes which are an integral part of these financial statements

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments - continued
August 31, 2009
(Unaudited)

Common Stocks - 81.04% - continued	Shares	Value

Pharmaceutical Preparations - 6.24%
Abbott Laboratories	3,300	$ 149,259
Pfizer, Inc.	20,360	340,012
		489,271

Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass) - 2.15%
E. I. du Pont de Nemours & Co.	5,290	168,910

Retail - Catalog & Mail-Order Houses - 2.47%
NutriSystem, Inc.	13,620	193,812

Retail - Computer & Computer Software Stores - 2.09%
GameStop Corp. - Class A (a)	6,900	164,220

Retail - Grocery Stores - 2.05%
Whole Foods Market, Inc. (a)	5,540	161,103

Retail - Variety Stores - 2.92%
BJ's Wholesale Club, Inc. (a)	7,020	228,852

Semiconductors & Related Devices - 2.70%
Texas Instruments, Inc.	8,600	211,474

Services - Business Services - 3.45%
eBay, Inc. (a)	12,230	270,772

Services - Prepackaged Software - 1.82%
Adobe Systems, Inc. (a)	4,530	142,333

Surgical & Medical Instruments & Apparatus - 4.48%
Baxter International, Inc.	3,020	171,898
Boston Scientific Corp. (a)	15,260	179,305
		351,203

TOTAL COMMON STOCKS (Cost $7,933,740)		6,355,102

Real Estate Investments Trusts - 2.49%

Senior Housing Properties Trust	9,730	195,184

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $204,086)		195,184

Money Market Securities - 16.74%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.51% (c)	1,313,048	1,313,048

TOTAL MONEY MARKET SECURITIES (Cost $1,313,048)		1,313,048

TOTAL INVESTMENTS (Cost $9,450,874) - 100.27%		$ 7,863,334

Liabilities in excess of cash & other assets - (0.27)%		(21,376)

TOTAL NET ASSETS - 100.00%		$ 7,841,958

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2009.

Tax Related
Unrealized appreciation		$ 285,647
Unrealized depreciation		(1,873,187)
Net unrealized depreciation		$ (1,587,540)

Aggregate cost of securities for income tax purposes		$ 9,450,874

*See accompanying notes which are an integral part of these financial statements

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments
August 31, 2009
(Unaudited)

Common Stocks - 78.95%	Shares	Value

Abrasive Asbestos & Miscellaneous Nonmetallic Mineral Products - 1.16%
CARBO Ceramics Inc.	400	$ 17,220

Agriculture Chemicals - 1.92%
Scotts Miracle-Gro Co./The - Class A	700	28,483

Agriculture Production - Crops - 3.01%
Chiquita Brands International, Inc. (a)	2,900	44,660

Bituminous Coal & Lignite Surface Mining - 1.45%
Evergreen Energy, Inc. (a)	5,920	6,098
Massey Energy Co.	570	15,436
		21,534

Calculating & Accounting Machines (No Electronic Computers) - 1.88%
NCR Corp. (a)	2,090	27,860

Canned Fruits, Vegetables & Preserves, Jams & Jellies - 2.53%
Del Monte Foods Co.	3,580	37,554

Chemicals & Allied Products - 1.32%
Olin Corp.	1,170	19,586

Construction Machinery & Equipment - 0.56%
Manitowoc Co., Inc./The	1,250	8,300

Converted Paper & Paperboard Products (No Containers/Boxes) - 0.63%
Bemis Company, Inc.	350	9,306

Deep Sea Foreign Transportation of Freight - 0.63%
Paragon Shipping, Inc. - Class A	2,420	9,414

Drilling Oil & Gas Wells - 2.53%
Patterson-UTI Energy, Inc.	1,730	22,992
Rowan Companies, Inc. (a)	700	14,497
		37,489

Electric & Other Services Combined - 1.16%
ALLETE, Inc.	510	17,243

Farm Machinery & Equipment - 1.15%
Lindsay Corp.	410	17,019

Fats & Oils - 1.88%
Darling International, Inc. (a)	3,980	27,900

Food & Kindred Products - 3.26%
Flowers Foods, Inc.	1,050	24,958
Hain Celestial Group, Inc./The (a)	1,460	23,360
		48,318

Footwear (No Rubber) - 1.42%
Skechers U.S.A., Inc. - Class A (a)	1,180	21,016

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 2.34%
JAKKS Pacific, Inc. (a)	2,590	34,706

Gold & Silver Ores - 3.60%
Golden Star Resources, Ltd. (a)	20,380	53,396

*See accompanying notes which are an integral part of these financial statements

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
August 31, 2009
(Unaudited)

Common Stocks - 78.95% - continued	Shares	Value

Greeting Cards - 2.28%
American Greetings Corp. - Class A	2,430	$ 33,753

Heavy Construction Other Than Building Construction - Contractor - 1.68%
Foster Wheeler AG (a)	860	24,897

Hospital & Medical Service Plans - 0.59%
AMERIGROUP Corp. (a)	370	8,750

Industrial Inorganic Chemicals - 1.05%
TETRA Technologies, Inc. (a)	1,770	15,611

Laboratory Analytical Instruments - 1.55%
Varian, Inc. (a)	450	23,049

Magnetic & Optical Recording Media - 1.04%
Imation Corp.	1,800	15,480

Metal Mining - 1.07%
Thompson Creek Metals Co., Inc. (a)	1,385	15,927

Miscellaneous Fabricated Metal Products - 2.39%
CIRCOR International, Inc.	510	13,163
Mueller Water Products, Inc. - Class A	4,830	22,218
		35,381

Newspapers: Publishing or Publishing & Printing - 0.20%
McClatchy Co./The - Class A	1,470	2,925

Perfumes, Cosmetics & Other Toilet Preparations - 1.59%
Elizabeth Arden, Inc. (a)	2,290	23,587

Pharmaceutical Preparations - 2.31%
Dendreon Corp. (a)	630	14,723
Perrigo Co.	660	19,483
		34,206

Photographic Equipment & Supplies - 0.72%
Avid Technology, Inc. (a)	820	10,685

Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 2.31%
Rogers Corp. (a)	1,310	34,191

Refuse Systems - 0.84%
American Ecology Corp.	680	12,430

Retail - Catalog & Mail-Order Houses - 1.96%
NutriSystem, Inc.	2,040	29,029

Retail - Department Stores - 3.31%
Maidenform Brands, Inc. (a)	3,040	49,066

Retail - Variety Stores - 1.78%
BJ's Wholesale Club, Inc. (a)	810	26,406

Secondary Smelting & Refining of Nonferrous Metals - 1.61%
OM Group, Inc. (a)	880	23,945

*See accompanying notes which are an integral part of these financial statements

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
August 31, 2009
(Unaudited)

Common Stocks - 78.95% - continued	Shares	Value

Semiconductors & Related Devices - 1.51%
Evergreen Solar, Inc. (a)	4,240	$ 7,166
QLogic Corp. (a)	960	15,178
		22,344

Services - Auto Rental & Leasing (No Drivers) - 1.50%
AMERCO (a)	490	22,295

Services - Business Services - 1.95%
LivePerson, Inc. (a)	7,022	28,931

Services - Engineering Services - 0.98%
Teledyne Technologies, Inc. (a)	430	14,517

Services - General Medical & Surgical Hospitals - 1.47%
Health Management Associates, Inc. - Class A (a)	3,160	21,836

Services - Hospitals - 0.95%
Magellan Health Services, Inc. (a)	440	14,120

Services - Skilled Nursing Care Facilities - 1.38%
Sun Healthcare Group, Inc. (a)	2,480	20,435

State Commercial Banks - 0.87%
First Financial Bankshares, Inc.	260	12,958

Surgical & Medical Instruments & Apparatus - 0.99%
Hill-Rom Holdings, Inc.	720	14,753

Telephone Communications (No Radio Telephone) - 1.80%
Alaska Communications Systems Group, Inc.	3,350	26,699

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 1.27%
Herbalife, Ltd.	620	18,773

Wholesale - Groceries & General Line - 3.57%
United Natural Foods, Inc. (a)	1,960	52,959

TOTAL COMMON STOCKS (Cost $1,057,896)		1,170,942

Real Estate Investment Trusts - 1.68%

Senior Housing Properties Trust	1,240	24,874

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,314)		24,874

Money Market Securities - 17.47%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.51% (b)	259,068	259,068

TOTAL MONEY MARKET SECURITIES (Cost $259,068)		259,068

TOTAL INVESTMENTS (Cost $1,340,278) - 98.10%		$ 1,454,884

Other assets less liabilities - 1.90%		28,175

TOTAL NET ASSETS - 100.00%		$ 1,483,059

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at August 31, 2009.

Tax Related
Unrealized appreciation		$ 219,639
Unrealized depreciation		(105,033)
Net unrealized appreciation		$ 114,606

Aggregate cost of securities for income tax purposes		$ 1,340,278

*See accompanying notes which are an integral part of these financial statements

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments
August 31, 2009
(Unaudited)

Common Stocks - 76.71%	Shares	Value

Agriculture Chemicals - 2.18%
Mosaic Co./The	14,180	$ 687,305

Agriculture Production - Crops - 3.22%
Fresh Del Monte Produce, Inc. (a)	44,260	1,013,554

Biological Products, No Diagnostic Substances - 4.05%
Amgen, Inc. (a)	21,360	1,276,046

Construction Machinery & Equipment - 2.41%
Caterpillar, Inc.	16,730	758,036

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.40%
Kimberly-Clark Corp.	12,480	754,541

Electric Services - 7.05%
Duke Energy Corp.	66,350	1,027,762
Southern Co.	38,130	1,189,656
		2,217,418

Fats & Oils - 1.77%
Bunge, Ltd.	8,320	557,523

Food & Kindred Products - 2.69%
Sara Lee Corp.	87,380	846,712

Gold & Silver Ores - 2.72%
Gold Fields, Ltd.	71,010	857,091

Heavy Construction Other Than Building Construction - Contractors - 1.37%
KBR, Inc.	19,010	430,577

Ice Cream & Frozen Desserts - 3.23%
Dean Foods Co. (a)	56,100	1,017,654

Meat Packing Plants - 2.68%
Smithfield Foods, Inc. (a)	68,720	843,194

Petroleum Refining - 2.08%
Valero Energy Corp.	34,920	654,401

Pharmaceutical Preparations - 6.98%
Eli Lilly & Co.	30,350	1,015,511
GlaxoSmithKline plc (b)	30,240	1,182,384
		2,197,895

Pipe Lines (No Natural Gas) - 3.27%
Kinder Morgan Management, LLC. (a)	21,762	1,029,995

Radio & TV Broadcasting & Communications Equipment - 2.29%
Nokia Corp. (b)	51,430	720,534

Retail - Eating Places - 2.57%
Wendy's/Arby's Group, Inc. - Class A	160,272	807,771

Retail - Variety Stores - 2.15%
Costco Wholesale Corp.	13,270	676,505

Semiconductors & Related Devices - 1.75%
MEMC Electronic Materials, Inc. (a)	34,550	551,072

*See accompanying notes which are an integral part of these financial statements

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments - continued
August 31, 2009
(Unaudited)

Common Stocks - 76.71% - continued	Shares	Value

Services - Miscellaneous Amusement & Recreation - 2.29%
Walt Disney Co./The	27,660	$ 720,266

Services - Prepackaged Software - 1.79%
Electronic Arts, Inc. (a)	30,900	562,998

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.77%
Procter & Gamble Co./The	16,110	871,712

State Commercial Banks - 2.42%
Bank of Nova Scotia	18,120	759,953

Sugar & Confectionery Products - 4.37%
Hershey Co./The	35,030	1,374,227

Surgical & Medical Instruments & Apparatus - 1.98%
Stryker Corp.	15,000	621,900

Switchgear & Switchboard Apparatus - 2.27%
ABB, Ltd. (b)	37,320	715,424

Telecommunications - 1.96%
Telecom Corp. of New Zealand, Ltd. (b)	66,105	616,760

TOTAL COMMON STOCKS (Cost $22,036,354)		24,141,064

Income Trusts - 4.60%

Real Estate Investment Trust - 2.50%
Hospitality Properties Trust	43,130	785,829

Oil & Gas Income Trust - 2.10%
Enerplus Resources Fund	31,510	662,025

TOTAL INCOME TRUSTS (Cost $1,337,834)		1,447,854

Money Market Securities - 18.43%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.51% (c)	5,799,619	5,799,619

TOTAL MONEY MARKET SECURITIES (Cost $5,799,619)		5,799,619

TOTAL INVESTMENTS (Cost $29,173,807) - 99.74%		$ 31,388,537

Cash & other assets less liabilities - 0.26%		80,624

TOTAL NET ASSETS - 100.00%		$ 31,469,161

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2009.

Tax Related
Unrealized appreciation		$ 2,622,683
Unrealized depreciation		(407,953)
Net unrealized appreciation		$ 2,214,730

Aggregate cost of securities for income tax purposes		$ 29,173,807

*See accompanying notes which are an integral part of these financial statements

Symons Institutional Funds

Related Notes to the Schedule of Investments

August 31, 2009

(Unaudited)

Securities Valuation and Fair Value Measurements - In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards, Fair Value Measurements, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FASB standards established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position, “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” which further clarifies the reporting requirements of fair valuation. The Funds adopted the position as of August 31, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, and income trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Symons Institutional Funds

Related Notes to the Schedule of Investments

August 31, 2009

(Unaudited)

Fixed income securities such as corporate bonds, U.S. government securities, and U.S. government agency securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Symons Institutional Funds

Related Notes to the Schedule of Investments

August 31, 2009

(Unaudited)

The following is a summary of the inputs used to value the Symons Capital Appreciation Institutional Fund’s investments as of August 31, 2009:

The following is a summary of the inputs used to value the Symons Value Institutional Fund’s investments as of August 31, 2009.

The following is a summary of the inputs used to value the Symons Small Cap Institutional Fund’s investments as of August 31, 2009:

Symons Institutional Funds

Related Notes to the Schedule of Investments

August 31, 2009

(Unaudited)

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income- The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of August 20, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By

/s/Anthony J. Ghoston

Anthony J. Ghoston, President

Date: 10/29/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/Anthony J. Ghoston

Anthony J. Ghoston, President

Date: 10/29/2009

By

/s/Christopher E. Kashmerick

Christopher E. Kashmerick, Treasurer

Date: 10/29/2009